Expense Example, No Redemption - Calamos Antetokounmpo Sustainable Equities Fund	Apr. 15, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 606
Expense Example, No Redemption, 3 Years	1,741
Expense Example, No Redemption, 5 Years	2,859
Expense Example, No Redemption, 10 Years	5,577
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	213
Expense Example, No Redemption, 3 Years	1,539
Expense Example, No Redemption, 5 Years	2,826
Expense Example, No Redemption, 10 Years	5,871
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	1,258
Expense Example, No Redemption, 5 Years	2,392
Expense Example, No Redemption, 10 Years	5,175
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	1,255
Expense Example, No Redemption, 5 Years	2,388
Expense Example, No Redemption, 10 Years	$ 5,167